                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           REGISTRATION NO. 333-76407
                         POST-EFFECTIVE AMENDMENT NO. 1

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-9293
                         POST EFFECTIVE AMENDMENT NO. 1

                        DAVIS VARIABLE ACCOUNT FUND, INC.
                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                (1-505-820-3000)

Agents For Service:           Thomas D. Tays, Esq.
                          Davis Selected Advisers, L.P.
                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                 1-505-820-3055

                                      -or-

                         Sheldon R. Stein, Esq.
                         D'Ancona & Pflaum
                         111 East Wacker Drive
                         Suite 2800
                         Chicago IL 60601-4205
                         (1-312-602-2014)

It is proposed that this filing will become effective:

      [ ]  Immediately upon filing pursuant to paragraph (b)
      [ ]  On______, pursuant to paragraph (b)
      [ ]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  On May 1, 2000, pursuant to paragraph (a)(1) of Rule 485
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  On________, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered: Common Stock of:

           DAVIS VALUE PORTFOLIO;
           DAVIS FINANCIAL PORTFOLIO; AND
           DAVIS REAL ESTATE PORTFOLIO

                                    FORM N-1A
                              DAVIS VALUE PORTFOLIO
                            DAVIS FINANCIAL PORTFOLIO
                                       AND
                           DAVIS REAL ESTATE PORTFOLIO
                            AUTHORIZED PORTFOLIOS OF
                        DAVIS VARIABLE ACCOUNT FUND, INC.

                 POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION
            STATEMENT NO. 333-76407 UNDER THE SECURITIES ACT OF 1933
                  AND POST EFFECTIVE AMENDMENT NO. 1 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                    TO REGISTRATION STATEMENT NO. 811-09293.
                              CROSS REFERENCE SHEET

N-1A
ITEM NO.        PART A CAPTION OR PLACEMENT:  SEPARATE PROSPECTUSES FOR:
                DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, AND DAVIS REAL ESTATE PORTFOLIO

    1.          Front and Back Cover pages
    2.          Investment Objective and Strategies
                The Davis Investment Philosophy
                Principal Risks of Investing in Davis Value Portfolio Performance Information
  3.            Not applicable, information included in "wrap" prospectus
  4.            The Adviser's Performance History
  5.            1999 Annual Report
  6.            The Adviser and Sub-Adviser
                Not applicable
  8.            Purchase and Redemption of Shares
  9.            Financial Highlights,


N-1A
ITEM NO.        PART A CAPTION OR PLACEMENT:  COMBINED 3 IN 1 PROSPECTUS FOR :
                DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, AND DAVIS REAL ESTATE PORTFOLIO

    1.          Front and Back Cover pages
    2.          Investment Objective and Strategies
                Principal Risks of Investing in [each portfolio]
                Performance Information
  3.            Not applicable, information included in "wrap" prospectus
  4.            The Davis Investment Philosophy
                The Adviser's Performance History
  5.            1999 Annual Report

  6.            The Adviser and Sub-Adviser
  7.            Not applicable
  8.            Purchase and Redemption of Shares
  9.            Financial Highlights,


N-1A
ITEM NO.        PART B CAPTION OR PLACEMENT:
                STATEMENT OF ADDITIONAL INFORMATION

 10             Cover Page
 11             Organization of the Company
 12             Portfolio Securities
                Other Investment Practices
                Investment Restrictions
 13             Directors and Officers
                Directors Compensation Table
 14             Certain Shareholders of the Fund
 15             Investment Advisory Services
                Distribution of Company Shares
                Other Important Service Providers
 16             Portfolio Transactions
 17             Organization of the Company
 18              Contained in the Prospectuses
 19             Federal Income Taxes
 20             Distribution of Company Shares
                Performance Data
                Annual Report Incorporated by Reference

DAVIS VALUE PORTFOLIO

(Part of Davis Variable Account Fund, Inc.)

May 1, 2000

This prospectus contains important information. Please read it before investing and keep it for future reference.

Davis Value Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

An investment in Davis Value Portfolio is not a deposit in a bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your investment.

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

OVER 25 YEARS OF RELIABLE INVESTING

                                TABLE OF CONTENTS

DAVIS VALUE PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Value Portfolio
         Performance Information

DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers

OTHER INFORMATION
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights

OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion which we believe are of high quality and whose shares are selling at attractive prices. We select stocks with the intention of holding them for the long term. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

THE DAVIS INVESTMENT PHILOSOPHY

Davis Value Portfolio is managed using the Davis investment philosophy which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the company's true worth.

o Over the years, Davis Selected Advisers, L.P., has developed a list of ten characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, we search for those possessing:

     o   Excellent management.
     o   Managers who own stock in their own company.
     o   Strong returns on investments of its capital.
     o   A lean expense structure.
     o   A dominant or growing market share in a growing market.
     o   A proven record as an acquirer.
     o   A strong balance sheet.
     o   Products or services that are not likely to become obsolete.
     o   Successful international operations.
     o   Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.

PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Value Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Value Portfolio's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Value Portfolio invests largely determines the Fund's performance.

PERFORMANCE INFORMATION

Davis Value Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, LP, has been managing portfolios in a similar style since 1969, including Davis New York Venture Fund.

DAVIS MANAGEMENT

THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser ("Sub-Adviser") for each of the Davis Funds, including Davis Value Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Value Portfolio.

THE ADVISER'S PERFORMANCE HISTORY

Davis Value Portfolio was first offered to the public on July 1, 1999, and does not yet have a performance record covering a full calendar year; however, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the table below should not be considered predictions of the future performance of Davis Value Portfolio. DAVIS VALUE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS LARGE CAP EQUITY COMPOSITE PRESENTED BELOW.

The Davis Large Cap Equity Composite performance history includes all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Value Portfolio. Private accounts may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Large Cap Equity Composite on an annualized asset-weighted performance (results net of Davis Value Portfolio's annual operating expense for the year ended December 31, 1999), against the S&P 500(R) Index. The Davis Large Cap Equity Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges on your contract will reduce actual performance. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO,

DAVIS LARGE CAP EQUITY COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

-------------------------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 5 YEARS       PAST 10 YEARS       SINCE
                                                                                                        JANUARY 1, 1970
-------------------------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP EQUITY COMPOSITE           xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------

As of December 31, 1999, the composite included xx accounts with aggregate assets of $xx billion.

ADVISER COMPENSATION

The annual Adviser compensation for the fiscal year December 31, 1999 (based on average net assets) was 0.75%,

SENIOR RESEARCH ADVISER AND FOUNDER, PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February, 1997, and served as President of the Davis Funds until March, 2000.

CHRISTOPHER C. DAVIS serves as President of Davis Value Portfolio. He has served as Portfolio Manager of Davis Value Portfolio with Kenneth Charles Feinberg since inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since October, 1995. Mr. Davis was the assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September, 1989, to September, 1995.

KENNETH CHARLES FEINBERG began as a research analyst at Davis Selected Advisers in December, 1994. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May, 1997. He has served as Portfolio Manager of Davis Value Portfolio since the inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

PRICING OF SHARES

We use current market valuations to price the securities in the Fund. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

TAXES

Davis Value Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio generally declares and pays dividends and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Value Portfolio for the year ending December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report which is available upon request.

                              FINANCIAL HIGHLIGHTS

                              DAVIS VALUE PORTFOLIO
                          JULY 1, 1999 (COMMENCEMENT OF
                      OPERATION) THROUGH DECEMBER 31, 1999

The following financial information represents data for each share of capital stock outstanding throughout each period:

Net Asset Value, Beginning of Period                          $ 10.00

Income From Investment Operations
---------------------------------
Net Investment Income                                            0.01
Net Realized and Unrealized Gains (Losses)                      (0.25)
                                                              -------
  Total From Investment Operations                              (0.26)


Dividends and  Distributions
----------------------------
Dividends from Net Investment Income                            (0.01)
Return of Capital                                                     (3)
                                                              -------
  Total Dividends and Distributions                             (0.01)
                                                              -------

Net Asset Value, End of Period                                $ 10.25
                                                              =======

Total Return(1)                                                  2.64%

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted)                       $12,668
Ratio of Expenses to Average Net Assets                          1.00%*(4)
Ratio of Net Investment Income to Average Net Assets             0.43%*
Portfolio Turnover Rate(2)                                          5%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Less than $0.005 per share.

4 Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 2.29%, 4.24% and 11.70%, for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

OBTAINING ADDITIONAL INFORMATION

For more information about Davis Value Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.

Investment Company Act File No. 811-9293

DAVIS FINANCIAL PORTFOLIO

(Part of Davis Variable Account Fund, Inc.)

May 1, 2000

This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Financial Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

An investment in Davis Financial Portfolio is not a deposit in a bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your investment.

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

OVER 25 YEARS OF RELIABLE INVESTING

                                TABLE OF CONTENTS

DAVIS FINANCIAL PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Financial Portfolio Performance Information

DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers

OTHER INFORMATION
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights

OBTAINING ADDITIONAL INFORMATION

DAVIS FINANCIAL PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Financial Portfolio's investment objective is growth of capital. The Fund invests primarily in the common stock of financial companies. During normal market conditions, at least 65% of the Fund's assets are invested in companies "principally engaged" in financial services.

A company is "principally engaged" in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services.

THE DAVIS INVESTMENT PHILOSOPHY

Davis Financial Portfolio is managed using the Davis investment philosophy which stresses a back-to-basics approach. We conduct extensive research before buying growing companies at value prices and holding on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples which we hope will expand as other investors recognize the company's true worth.

o Over the years, Davis Selected Advisers, L.P., has developed a list of ten characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, we search for those possessing:

     o   Excellent management.
     o   Managers who own stock in their own company.
     o   Strong returns on investments of its capital.
     o   A lean expense structure.
     o   A dominant or growing market share in a growing market.
     o   A proven record as an acquirer.
     o   A strong balance sheet.
     o   Products or services that are not likely to become obsolete.
     o   Successful international operations.
     o   Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.

PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Financial Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Financial Portfolio's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Financial Portfolio invests largely determines the Fund's performance.

o CONCENTRATED FINANCIAL SERVICES PORTFOLIO. Davis Financial Portfolio invests primarily in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services industry.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services industry has become increasingly competitive.

PERFORMANCE INFORMATION

Davis Financial Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, L.P., has been managing portfolios in a similar style since 1991, including Davis Financial Fund.

DAVIS MANAGEMENT

THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Financial Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Financial Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Financial Portfolio.

THE ADVISER'S PERFORMANCE HISTORY

Davis Financial Portfolio was first offered to the public on July 1, 1999, and does not yet have a performance record covering a full calendar year; however, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the table below should not be considered predictions of the future performance of Davis Financial Portfolio. DAVIS FINANCIAL PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS FINANCIAL COMPOSITE PRESENTED BELOW.

The Davis Financial Composite performance history includes all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Financial Portfolio. Private accounts may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Financial Composite on an annualized asset-weighted performance (results net of Davis Financial Portfolio's annual operating expense for the year ended December 31, 1999), against the S&P 500(R) Index. The Davis Financial Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges on your contract will reduce actual performance. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS FINANCIAL PORTFOLIO.

DAVIS FINANCIAL COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

-------------------------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 3 YEARS       PAST 5 YEARS        SINCE
                                                                                                        JANUARY 1, 1992
-------------------------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE                  xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------

As of December 31, 1999, the composite included xx accounts with aggregate assets of $xx billion.

ADVISER COMPENSATION

The annual Adviser compensation for the fiscal year December 31, 1999 (based on average net assets) was 0.75%,

SENIOR RESEARCH ADVISER AND FOUNDER; PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February, 1997, and served as President of the Davis Funds until March, 2000.

CHRISTOPHER C. DAVIS serves as President of Davis Financial Portfolio. He has served as Portfolio Manager of Davis Financial Portfolio with Kenneth Charles Feinberg since inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since October, 1995. Mr. Davis was the assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September, 1989, to September, 1995.

KENNETH CHARLES FEINBERG began as a research analyst at Davis Selected Advisers in December, 1994. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May, 1997. He has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio since their inception, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

PRICING OF SHARES

We use current market valuations to price the securities in the Fund. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

TAXES

Davis Financial Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND DISTRIBUTIONS

Davis Financial Portfolio generally declares and pays dividends and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Financial Portfolio for the year ending December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

                            DAVIS FINANCIAL PORTFOLIO
                          JULY 1, 1999 (COMMENCEMENT OF
                      OPERATION) THROUGH DECEMBER 31, 1999

The following financial information represents data for each share of capital stock outstanding throughout each period:

Net Asset Value, Beginning of Period                       $  10.00

Income From Investment Operations
---------------------------------
Net Investment Income                                          0.02
Net Realized and Unrealized Gains (Losses)                    (0.74)
                                                           --------
  Total From Investment Operations                            (0.72)


Dividends and Distributions
---------------------------
Dividends from Net Investment Income                          (0.02)
Return of Capital                                                  (3)
                                                           --------
  Total Dividends and Distributions                           (0.02)
                                                           --------

Net Asset Value, End of Period                             $   9.26
                                                           ========

Total Return(1)                                               (7.17)%

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted)                    $  3,471
Ratio of Expenses to Average Net Assets                        1.00%*(4)
Ratio of Net Investment Income to Average Net Assets           0.76%*
Portfolio Turnover Rate(2)                                        9%


1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Less than $0.005 per share.

4 Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 2.29%, 4.24% and 11.70%, for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

OBTAINING ADDITIONAL INFORMATION

For more information about Davis Financial Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your insurance company or account representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (www.sec.gov).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.

Investment Company Act File No. 811-9293

DAVIS REAL ESTATE PORTFOLIO

(Part of Davis Variable Account Fund, Inc.)

May 1, 2000

This prospectus contains important information. Please read it before investing and keep it for future reference.

Davis Real Estate Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

An investment in Davis Real Estate Portfolio is not a deposit in a bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your investment.

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

OVER 25 YEARS OF RELIABLE INVESTING

                                TABLE OF CONTENTS

DAVIS REAL ESTATE PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Real Estate Portfolio Performance Information

DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers

OTHER INFORMATION
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights

OBTAINING ADDITIONAL INFORMATION

DAVIS REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. During normal market conditions, at least 65% of Davis Real Estate Portfolio's assets are invested in "real estate securities," which are securities issued by companies that are "principally engaged" in the real estate industry. The Fund does not invest directly in real estate.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors' funds to make real estate related investments, such as buying interests in income producing property or making loans to real estate developers.

We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.

THE DAVIS INVESTMENT PHILOSOPHY

Davis Real Estate Portfolio is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the company's true worth.

o Over the years, Davis Selected Advisers, L.P., has developed a list of ten characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, we search for those possessing:

     o   Excellent management.
     o   Managers who own stock in their own company.
     o   Strong returns on investments of its capital.
     o   A lean expense structure.
     o   A dominant or growing market share in a growing market.
     o   A proven record as an acquirer.
     o   A strong balance sheet.
     o   Products or services that are not likely to become obsolete.
     o   Successful international operations.
     o   Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.

PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Real Estate Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Real Estate Portfolio's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Real Estate Portfolio invests largely determines the Fund's performance.

o CONCENTRATED REAL ESTATE PORTFOLIO. Davis Real Estate Portfolio invests primarily in one market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

     o Declines in property values as a result of changes in the economy or the surrounding area, or because a particular region has become less appealing to tenants.

     o Increases in property taxes, operating expenses, interest rates, or competition.

     o   Overbuilding.

     o   Changes in zoning laws.

     o   Losses from casualty or condemnation.

PERFORMANCE INFORMATION

Davis Real Estate Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, L.P., has been managing portfolios in a similar style since 1994, including Davis Real Estate Fund.

DAVIS MANAGEMENT

THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Real Estate Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser ("Sub-Advisor") for each of the Davis Funds, including Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Real Estate Portfolio.

THE ADVISER'S PERFORMANCE HISTORY

Davis Real Estate Portfolio was first offered to the public on July 1, 1999, and does not yet have a performance record covering a full calendar year; however, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the table below should not be considered predictions of the future performance of Davis Real Estate Portfolio. DAVIS REAL ESTATE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS REAL ESTATE COMPOSITE PRESENTED BELOW.

The Davis Real Estate Composite performance history includes all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Real Estate Portfolio. Private accounts may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Real Estate Composite on an annualized asset-weighted performance (results net of Davis Real Estate Portfolio's annual operating expense for the year ended December 31, 1999), against the S&P 500(R)

Index. The Davis Real Estate Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges on your contract will reduce actual performance. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS REAL ESTATE PORTFOLIO,

DAVIS REAL ESTATE COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 3 YEARS       SINCE  JANUARY 1,
                                                                                    1995
------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE                xx%                   xx%                Xx%
------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              xx%                   xx%                Xx%
------------------------------------------------------------------------------------------------------

As of December 31, 1999, the composite included xx accounts with aggregate assets of $xx billion.

ADVISER COMPENSATION

The annual Adviser compensation for the fiscal year December 31, 1999 (based on average net assets) was 0.75%,

SENIOR RESEARCH ADVISER AND FOUNDER,  PORTFOLIO MANAGER

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February, 1997, and served as President of the Davis Funds until March 2000.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception, July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since January, 1994.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

PRICING OF SHARES

We use current market valuations to price the securities in the Fund. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

TAXES

Davis Real Estate Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND DISTRIBUTIONS

Davis Real Estate Portfolio generally declares and pays dividends quarterly, and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Funds.

FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Real Estate Portfolio for the year ending December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

                           DAVIS REAL ESTATE PORTFOLIO
                          JULY 1, 1999 (COMMENCEMENT OF
                      OPERATION) THROUGH DECEMBER 31, 1999

The following financial information represents data for each share of capital stock outstanding throughout each period:

Net Asset Value, Beginning of Period                       $ 10.00

Income From Investment Operations
---------------------------------
Net Investment Income                                         0.18
Net Realized and Unrealized Gains (Losses)                   (1.26)
                                                           -------
    Total From Investment Operations                         (1.08)

Dividends and  Distributions
----------------------------
Dividends from Net Investment Income                         (0.18)
Return of Capital                                            (0.03)
                                                           -------
    Total Dividends and Distributions                        (0.21)
                                                           -------

Net Asset Value, End of Period                             $  8.71
                                                           =======

Total Return(1)                                             (10.79)%

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted).                   $   610
Ratio of Expenses to Average Net Assets.                      1.00%*(3)
Ratio of Net Investment Income to Average Net Assets          4.41%*
Portfolio Turnover Rate(2)                                      21%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.
2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
3 Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 2.29%, 4.24% and 11.70%, for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.
*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

OBTAINING ADDITIONAL INFORMATION

For more information about Davis Real Estate Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (www.sec.gov).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.

Investment Company Act File No. 811-9293

DAVIS VALUE PORTFOLIO
DAVIS FINANCIAL PORTFOLIO
DAVIS REAL ESTATE PORTFOLIO

(Part of Davis Variable Account Fund, Inc.)

May 1, 2000

This prospectus contains important information. Please read it before investing and keep it for future reference.

These Funds are sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

An investment in these Funds is not a deposit in a bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your investment.

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Over 25 Years of Reliable Investing

                                TABLE OF CONTENTS

DAVIS VALUE PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Value Portfolio
         Performance Information

DAVIS FINANCIAL PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Financial Portfolio Performance Information

DAVIS REAL ESTATE PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Real Estate Portfolio Performance Information

DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Davis Investment Philosophy
         The Adviser's Performance History
         Adviser Compensation
         Chief Investment Officer and Portfolio Managers

OTHER INFORMATION
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights

OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion which we believe are of high quality and whose shares are selling at attractive prices. We select stocks with the intention of holding them for the long term. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.

PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

PERFORMANCE INFORMATION

Davis Value Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, LP, has been managing portfolios in a similar style since 1969, including Davis New York Venture Fund.

DAVIS FINANCIAL PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Financial Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of financial companies. During normal market conditions, at least 65% of the Fund's assets are invested in companies that are "principally engaged" in financial services.

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Our portfolio managers use the Davis investment philosophy to select common stock of quality, overlooked, growth companies at value prices and hold them for the long term. Intensive research allows us to identify companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.

PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

o CONCENTRATED FINANCIAL SERVICES PORTFOLIO. Davis Financial Portfolio invests primarily in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services industry.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services industry has become increasingly competitive.

PERFORMANCE INFORMATION

Davis Financial Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, L.P., has been managing portfolios in a similar style since 1991, including Davis Financial Fund.

DAVIS REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. During normal market conditions, at least 65% of Davis Real Estate Portfolio's assets are invested in "real estate securities," which are securities issued by companies that are "principally engaged" in the real estate industry. The Fund does not invest directly in real estate.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate related investments, such as buying interests in income producing property or making loans to real estate developers.

Our portfolio manager uses the Davis investment philosophy to select common stock of quality overlooked, growth companies at value prices and to hold them for the long term. We search for REITs and other companies with first class management teams who view real estate as a means of producing steady increases in income and strong returns on capital. We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.

You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.

PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

o CONCENTRATED REAL ESTATE PORTFOLIO. Davis Real Estate Portfolio invests primarily in one market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

     o Declines in property values as a result of changes in the economy or the surrounding area, or because a particular region has become less appealing to tenants.

     o Increases in property taxes, operating expenses, interest rates, or competition.

     o   Overbuilding.

     o   Changes in zoning laws.

     o   Losses from casualty or condemnation.

PERFORMANCE INFORMATION

Davis Real Estate Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of the Fund's prospectus after it has been offered to the public for a full calendar year.

Davis Selected Advisers, L.P., has been managing portfolios in a similar style since 1994, including Davis Real Estate Fund.

DAVIS MANAGEMENT

THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser ("Sub-Adviser") for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not the Funds.

THE DAVIS INVESTMENT PHILOSOPHY

Each of the Davis Funds is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the company's true worth.

o Over the years, Davis Selected Advisers, L.P., has developed a list of ten characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, we search for those possessing:

     o   Excellent management.
     o   Managers who own stock in their own company.
     o   Strong returns on investments of its capital.
     o   A lean expense structure.
     o   A dominant or growing market share in a growing market.
     o   A proven record as an acquirer.
     o   A strong balance sheet.
     o   Products or services that are not likely to become obsolete.
     o   Successful international operations.
     o   Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.

THE ADVISER'S PERFORMANCE HISTORY

Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were first offered to the public on July 1, 1999, and do not yet have a performance record covering a full calendar year; however, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the tables below should not be considered predictions of the future performance of the portfolios. THE PORTFOLIOS' PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE COMPOSITES PRESENTED BELOW.

The performance histories presented below for Davis Large Cap Equity Composite, Davis Financial Composite, and Davis Real Estate Composite include all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing the Davis Value Portfolio, Davis Financial Portfolio, or Davis Real Estate Portfolio, respectively. Private accounts may be included in the performance histories. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might adversely affect the performance results.

The performance histories compare the Davis Large Cap Equity Composite, Davis Financial Composite, and Davis Real Estate Composite on an annualized asset-weighted performance (results net of the actual expenses of the Funds' annual operating expenses for the year ended December 31, 1999), against the S&P 500(R) Index. Each Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges on your contract will reduce actual performance. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, OR DAVIS REAL ESTATE PORTFOLIO.

DAVIS LARGE CAP EQUITY COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

-------------------------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 5 YEARS       PAST 10 YEARS       SINCE
                                                                                                        JANUARY 1, 1970
-------------------------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP EQUITY COMPOSITE           xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 1999, the composite included xx accounts with aggregate assets of $xx billion.


DAVIS FINANCIAL COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

-------------------------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 3 YEARS       PAST 5 YEARS        SINCE
                                                                                                        JANUARY 1, 1992
-------------------------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE                  xx%                   xx%                xx%                 Xx%
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              28.59%                28.13%             24.03%              Xx%
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 1999, the composite included xx accounts with aggregate assets of approximately $xx billion.


DAVIS REAL ESTATE COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1999)

-------------------------------------------------------------------------------------------------------
                                           PAST 1 YEAR           PAST 3 YEARS       SINCE JANUARY 1,
                                                                                    1995
-------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE                Xx%                   Xx%                Xx%
-------------------------------------------------------------------------------------------------------
S&P 500 INDEX                              Xx%                   Xx%                Xx%
-------------------------------------------------------------------------------------------------------

As of December 31, 1999, the Davis Real Estate Composite included xx accounts with aggregate assets of $xx million.

ADVISER COMPENSATION

The annual Adviser compensation for the fiscal year December 31, 1999 (based on average net assets) was as follows:

         Davis Value Portfolio              0.75%
         Davis Financial Portfolio          0.75%
         Davis Real Estate Portfolio        0.75%

SENIOR RESEARCH ADVISER AND FOUNDER,  AND PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February, 1997, and served as President of the Davis Funds until March, 2000.

CHRISTOPHER C. DAVIS serves as President of Davis Value Portfolio and Davis Financial Portfolio. He has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio with Kenneth Charles Feinberg since their inception, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since October, 1995. Mr. Davis was the assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September, 1989, to September, 1995.

KENNETH CHARLES FEINBERG began as a research analyst at Davis Selected Advisers in December, 1994. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May, 1997. He has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio since their inception, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception, July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since January, 1994.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Funds' next computed net asset value after we have received an order. Life insurance companies participating in the Funds serve as our designee for receiving orders of separate accounts that invest in the Funds.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Funds do not intend to make any payments under this plan at the current time.

PRICING OF SHARES

We use current market valuations to price the securities in each of the Funds. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share price. The net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.

TAXES

Each of the Funds have elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Funds continue to qualify as regulated investment companies and comply with the appropriate provisions of the Code, they will pay no federal income taxes on the amounts they distribute.

Because the Funds' shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio and Davis Financial Portfolio generally declare and pay dividends and short-term and long-term capital gains, if any, annually. Davis Real Estate Portfolio generally declares and pays dividends quarterly, and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Funds.

FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio for the past five years, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                        DAVIS VARIABLE ACCOUNT FUND, INC.
                              FINANCIAL HIGHLIGHTS

The following financial information represents data for each share of capital stock outstanding throughout each period:


                                                  DAVIS               DAVIS              DAVIS
                                                  VALUE             FINANCIAL          REAL ESTATE
                                                PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                ---------           ---------           ---------

                                               JULY 1,1999        JULY 1, 1999       JULY 1, 1999
                                              (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                              OF OPERATIONS)     OF OPERATIONS)     OF OPERATIONS)
                                                 THROUGH            THROUGH           THROUGH
                                            DECEMBER 31, 1999  DECEMBER 31, 1999  DECEMBER 31, 1999
                                            -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period....        $  10.00          $  10.00             $  10.00
                                                --------          --------             --------

Income From Investment Operations
---------------------------------
 Net Investment Income..................            0.01              0.02                 0.18
 Net Realized and Unrealized
    Gains (Losses)......................            0.25             (0.74)               (1.26)
                                                --------          --------             --------
    Total From Investment Operations....            0.26             (0.72)               (1.08)

Dividends and  Distributions
----------------------------
 Dividends from Net Investment
      Income............................           (0.01)            (0.02)               (0.18)
 Return of Capital......................                (3)               (3)             (0.03)
                                                --------          --------             --------
    Total Dividends and Distributions...           (0.01)            (0.02)               (0.21)
                                                --------          --------             --------

Net Asset Value, End of Period..........        $  10.25          $   9.26             $   8.71
                                                ========          ========             ========

Total Return(1).........................            2.64%            (7.17)%             (10.79)%
-------------

Ratios/Supplemental Data
------------------------
 Net Assets, End of Period
    (000 omitted).......................         $12,668            $3,471                  610
 Ratio of Expenses to Average Net
      Assets............................            1.00%*(4)         1.00%*(4)            1.00%*(4)
 Ratio of Net Investment Income to
    Average Net Assets..................            0.43%*            0.76%*               4.41%*
 Portfolio Turnover Rate(2).............               5%                9%                  21%


1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.
2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
3    Less than $0.005 per share.
4 Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 2.29%, 4.24% and 11.70%, for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.
*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

These tables are designed to show you the financial performance of Davis New York Venture Fund for the past five years, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund.

KPMG LLP has audited the information for the fiscal year 1998. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request. Another firm audited the information for the previous fiscal years.

Insert Financial Highlights

OBTAINING ADDITIONAL INFORMATION

For more information about the Funds, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Funds and their management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (www.sec.gov).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.

Investment Company Act File No. 811-9293

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000

                             DAVIS VALUE PORTFOLIO,
                           DAVIS FINANCIAL PORTFOLIO,
                                       AND
                           DAVIS REAL ESTATE PORTFOLIO

                                     PART OF
                       DAVIS VARIABLE ACCOUNT FUND, INC.,

THE FUNDS ARE SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR EACH FUND DATED MAY 1, 2000. THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES THE PROSPECTUS BY REFERENCE. THE PROSPECTUSES MAY BE OBTAINED FROM INSURANCE COMPANIES INVESTING IN THE FUND.

THE FUNDS' MOST RECENT ANNUAL REPORT AND SEMI-ANNUAL REPORT TO SHAREHOLDERS ARE SEPARATE DOCUMENTS SUPPLIED WITH THIS STATEMENT OF ADDITIONAL INFORMATION. THE ANNUAL REPORT, ACCOMPANYING NOTES AND REPORT OF INDEPENDENT AUDITORS APPEARING IN THE ANNUAL REPORT ARE INCORPORATED BY REFERENCE IN THIS STATEMENT OF ADDITIONAL INFORMATION.

                                TABLE OF CONTENTS

                                                                          PAGE

Section I:  Investment Strategies and Restrictions ..........................4
--------------------------------------------------
             Investment Objective and Policies...............................4
             Portfolio Securities............................................4

                            Equity Securities
                            Financial Services Industry
                            Foreign Investments
                            Real Estate Securities and REITs
                            Bonds & Other Debt Securities

             Other Investment Policies.......................................9
             Portfolio Transactions ........................................11
             Investment Restrictions........................................13

Section II:  Key Persons....................................................16
------------------------
             Organization of the Company....................................16
             Directors and Officers.........................................16
             Directors' Compensation Schedule...............................18
             Certain Shareholders of the Funds..............................19
             Investment Advisory Services...................................20
             Administrative and Service Fees................................17
             Distribution of Company Shares.................................22
             Other Important Service Providers..............................25

Section III:  General Information...........................................35
---------------------------------
             Determining the Price of Shares................................35
             Federal Income Taxes...........................................37
             Performance Data...............................................37

Section I:  Investment Strategies and Restrictions
--------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

     DAVIS VALUE PORTFOLIO. The investment objective of Davis Value Portfolio is growth of capital. It invests primarily in common stocks and other equity securities. The Fund's principal risks are the risk of price fluctuations reflecting both market evaluations of the businesses involved, and general changes in the equity markets. The Fund may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors.

     DAVIS FINANCIAL PORTFOLIO. The investment objective of Davis Financial Fund is growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the financial services industry, including banking, insurance, and other financial services described below. Davis Financial Portfolio generally will invest a minimum of 65% of its total assets in investments in the financial services industry. The Fund's principal risks are market risk and company risk. Because Davis Financial Portfolio concentrates its investments in the financial services industry, it may be affected by economic or regulatory developments in, or related to, that market sector. The Fund may also invest in foreign securities.

     DAVIS REAL ESTATE PORTFOLIO. The investment objective of Davis Real Estate Portfolio is total return through a combination of growth and income. It seeks to achieve this objective by investing primarily in equity securities of companies principally engaged in, or related to, the real estate industry or which own significant real estate assets, or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be so invested. It does not invest directly in real estate. Davis Real Estate Portfolio's principal risks are market risk, company risk, and the risk of having a concentrated real estate portfolio. The Fund may invest in foreign securities or in high yield, high-risk debt securities, which may involve additional risk.

     An investment in the Funds may not be appropriate for all investors, and short-term investing is discouraged.

                              PORTFOLIO SECURITIES

     The principal securities in which the Funds invest are described below.

     EQUITY SECURITIES. Each of the Funds invest primarily in equity securities. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, and securities with equity conversion or purchase rights. The Funds usually purchase common stock. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Funds' results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Funds may invest in equity securities.

     Davis Value Portfolio and Davis Financial Portfolio predominantly invest in the common stock of companies with market capitalizations of at least $5 billion. The Funds may also invest in issues with smaller capitalizations. The equity of smaller companies is subject to additional risks. Smaller companies are usually less established and less diversified than larger companies, and have fewer resources available to take advantage of opportunities or overcome challenges.

     Davis Financial Fund and Davis Real Estate Fund concentrate their investments in specific industries. This concentration is expected to cause the performance of these funds to be closely tied to the performance of the industries in which they concentrate.

     Primary Risks. Events which have a negative impact on a business will probably be reflected in a decline in their equity securities. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, are likely to decline in value.

     FINANCIAL SERVICES INDUSTRY. During normal market conditions Davis Financial Portfolio concentrates 65% or more of its total assets in obligations of domestic and foreign companies in the financial services industry. Davis Value Portfolio may also invest a significant portion of its assets in the financial services industry if the Adviser believes that such investments will contribute to the Fund's investment objectives. For purposes of defining concentration, Davis Financial Portfolio will consider an issuer to be deemed "principally engaged" in the area of concentration if operations in the identified areas comprise more than 50% of the issuer's assets or revenues on a consolidated basis. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies, and insurance companies. As a result of such concentration, the Fund's portfolio may be subject to greater risks than a portfolio without such a concentration, especially with respect to those risks associated with regulatory developments in, or related to. such industries.

     Primary Risks. By concentrating its investments in the financial services industry, Davis Financial Fund is particularly vulnerable to events affecting that industry.

     Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     The Glass-Steagal Act which formerly limited the ability of banks to engage in other financial services has been repealed. Broadening bank powers, including the ability to engage in the securities and insurance businesses, as well multi-state operations could expose banks to well-established competitors in new areas of operations. The increased competition may result in increased competition and a decline in the number of publicly-traded regional banks.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Other Considerations. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Fund intends to comply with these restrictions.

     REAL ESTATE SECURITIES AND REITS. During normal market conditions Davis Real Estate Portfolio invests at least 65% of its total assets in real estate securities and REITs. Davis Value Portfolio and Davis Financial Portfolio may also invest a portion of their assets in real estate securities and REITs if the Adviser believes that such investments will contribute to the Funds' investment objectives.

     Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. None of the Funds invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income, and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

     Primary Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Funds could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified, and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain exemption from registration under the Investment Company Act of 1940 ("1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Funds, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks of high yield, high-risk securities discussed below.

     FOREIGN INVESTMENTS. While not primary investments, each of the Funds may invest in foreign securities. Foreign securities are either issued by foreign companies or are principally traded in foreign markets ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities, and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S.-registered investment companies investing primarily in foreign securities. When the Funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

     Primary Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as by other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Funds may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

     BONDS AND OTHER DEBT SECURITIES. While not primary investments, each of the Funds may invest in bonds and other debt securities to increase current income or to diversify their investment portfolios. The U.S. government, corporations and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate, depending on such factors as interest rates, credit quality and maturity. While there is no limit on the percentage of its assets which the Funds may invest in bonds and other debt securities, the Funds invest primarily in equity securities under normal market conditions.

     Primary Risks. Bonds and other debt securities are generally considered to be interest rate-sensitive. The market value of the Funds' investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Funds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

                            OTHER INVESTMENT POLICIES

     TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements. The Funds may also invest in other investment companies (or companies exempted under section 3(c)(7) of the 1940 Act) which themselves primarily invest in temporary defensive investments. Investments in other investment companies are limited by the 1940 Act.

     REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to a Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

     The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds may enter into tri-party repurchase agreements in which a third party custodian bank issues the cash upon purchase of the securities used as collateral, and also holds the securities. The Funds will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 15% of the value of their net assets to be invested in such transactions. Repurchase agreements maturing in less than seven days are not deemed illiquid securities for the purpose of the Funds' limitation on illiquid securities.

     HEDGING FOREIGN CURRENCY RISKS. To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques are not always effective and their use may expose the Funds to other risks, such as liquidity and counterparty risk. The Adviser or Sub-Adviser exercises its professional judgement as to whether the reduction in currency risk justifies the expense and exposure to liquidity and counterparty risk. In past years, the Adviser and Sub-Adviser have typically not used these techniques to any significant extent. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction with respect to a foreign currency different from the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Funds will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of their total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when the Funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

     A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Funds a position in a negotiated, currently non-regulated market. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, either Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, either Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Funds may, in the alternative, enter into a forward contract with respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

     The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Funds would utilize options traded on exchanges where the options are standardized.

     The Funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Funds will be traded on U.S. or foreign exchanges or over-the-counter.

     The Funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. Neither Fund will enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions, or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside liquid securities in a segregated account with their custodian bank in the amount prescribed. The Funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

     The Funds' ability to dispose of their positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Funds would have to be exercised in order for the Funds to realize any profit, and (ii) the Funds may not be able to sell currencies covering an option written by the Funds until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above. The Funds' ability to engage in currency hedging transactions may be limited by tax considerations.

     The Funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Funds as ordinary or capital, and the timing and amount of any income or loss to the Funds. This in turn could affect the character, timing and amount of distributions by the Funds to shareholders. The Funds may be limited in its foreign currency transactions by tax considerations.

     RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Funds' net assets would then be illiquid.

     The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Funds are illiquid and thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser or Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     BORROWING. The Funds may borrow money for temporary or emergency purposes. The Funds will not borrow money with the intent of leveraging their investments. Borrowing activities are strictly limited as described in the section entitled "Investment Restrictions".

     LENDING PORTFOLIO SECURITIES. The Funds may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds will not lend portfolio securities unless the loan is secured by collateral. The Funds will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

     CALL OPTIONS. For income purposes, the Funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The Funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. The Funds do not currently intend to engage in any such transaction if it would cause more than 10% of total assets to be subject to options.

     A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a

Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, that Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security, and if the security is declining in price, that Fund would continue to experience such decline.

                             PORTFOLIO TRANSACTIONS

     The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Funds have adopted a policy of seeking to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services, payment of bona fide Fund expenses and placement of orders by securities firms for Funds shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Funds' investment objectives, the Funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

     In placing executions and paying brokerage commissions or dealer markups, the Adviser or Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Funds and the professional services rendered, including execution, clearance procedures, payment of bona fide expenses of the Funds (such as sub-transfer agency or sub-accounting fees) which they would otherwise have to pay in cash, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's or Sub-Adviser's staff.

     The Funds have approved a policy which allows them to use commissions to purchase research. The Funds will not use markups to purchase research. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Funds may be used in servicing other accounts managed by the Adviser, and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio transactions.

     On occasions when the Adviser or Sub-Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary accounts, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser or Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund involved. In some instances, this procedure could adversely affect a Fund, but the Adviser and Sub-Adviser deem that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

     The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Funds' portfolios. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Funds, the Board of Directors or its Committee on Brokerage, in considering the reasonableness of the commissions paid by the Funds, will not attempt to allocate, or require the Adviser or Sub-Adviser to allocate, the relative costs or benefits of research.

         The Funds paid the following brokerage commissions during the period from July 1, 1999 (inception of operations) through December 31, 1999:


Davis Value Portfolio
Brokerage commissions paid:                                 $xxx
Amount paid to brokers providing research:                   xx%
Brokerage commissions paid
to Shelby Cullom Davis & Co.:(1)                             $xx

Davis Financial  Portfolio
Brokerage commissions paid:                                 $xxx
Amount paid to brokers providing research:                   xx%
Brokerage commissions paid
to Shelby Cullom Davis & Co.:(1)                             $xx

Davis Real Estate  Portfolio
Brokerage commissions paid:                                 $xxx
Amount paid to brokers providing research:                   xx%
Brokerage commissions paid
to Shelby Cullom Davis & Co.:(1)                             $xx

(1) Shelby Cullom Davis & Co. is a broker-dealer who may be considered an affiliated person of the Adviser. During the period ended December 31, 1999, commissions received represented:


                              % of     % of  aggregate dollar amount of
Fund                      Commissions  Paid transactions involving the payment of commissions
----                      -----------  ------------------------------------------------------
Davis Value Portfolio          xx%                 xx%
Davis Financial Portfolio      xx%                 xx%
Davis Real Estate Portfolio    xx%                 xx%


     Because of the Funds' investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rate will be less than 100%.

                             INVESTMENT RESTRICTIONS

     The fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented, or
(ii) more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY THE FUNDS
--------------------------------------------------------

1. Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets. This limitation does not apply to selling short against the box.

2. Borrowing and Leverage. The Fund may borrow money from any source for temporary purposes in an amount not exceeding 5% of total assets. The Fund may borrow money from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. The Fund will not purchase portfolio securities on margin and will not purchase additional portfolio securities while borrowings exceed 5% of the total assets of the Fund.

3. Underwriting. The Fund will not engage in the underwriting of securities; however, the Fund may technically be considered an "underwriter" if it sells restricted securities.

4. Concentration. Davis Value Portfolio does not concentrate its investments in any one industry and may not buy the securities of companies in any one industry if 25% or more of the value of the Fund's total assets would then be invested in companies in that industry. (U.S. Government Securities are not included in this limitation.)

     Davis Financial Portfolio concentrates its investments in the financial services industry. Davis Real Estate Portfolio concentrates its investments in the real estate industry.

5. Commodities, Futures Contracts, and Options. The Fund may not purchase or sell futures contracts, forward contracts, options, and other derivative investments except for the sole purpose of hedging the portfolio against market, currency, interest rate, and other risks. Hedging transactions include, but are not limited to, writing covered calls, purchasing protective puts, selling futures to hedge existing positions, and buying futures in anticipation of purchasing the underlying securities. This prohibition does not limit the Fund's ability to purchase warrants, or adjustable rate debt obligations.

6. Real Estate. The Fund may not purchase real estate or real estate mortgages as such, but may purchase the liquid securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein.

7. Lending. The Fund may not lend money, except that it may buy debt securities customarily acquired by institutional investors. These debt securities may comprise all or a portion of an issue of "restricted" debt securities. The Fund may also buy debt securities which have been sold to the public and may enter into repurchase agreements. The Fund may lend its portfolio securities subject to having 100% collateral in cash, U.S. Government Securities, or other liquid securities. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY EACH OF THE FUNDS
--------------------------------------------------------------------

     In addition to the foregoing restrictions, each of the Funds is also subject to certain other non-fundamental policies, which may be changed without shareholder approval including the following:

1.   Diversification. With respect to 75% of its total assets the Fund will not:
     (a) make an investment that will cause more than 5% of the value of its total assets to be invested in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or
     (b) acquire more than 10% of the voting securities of any one issuer.

2. Illiquid Securities. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

3. State-Imposed-Investment Limitations. In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Funds have committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

     (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

     (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

     (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries:
     Australia, Canada, France, Japan, the United Kingdom, or Germany.

     (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

     State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

Section II:  Key Persons
------------------------

                           ORGANIZATION OF THE COMPANY

     THE COMPANY. Davis Variable Account Fund, Inc. ("Company") is an open-end, diversified, management investment company incorporated in Maryland in 1999 and registered under the 1940 Act. The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. The Company currently offers three series, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (a "Fund" or the "Funds").

     SOLD EXCLUSIVELY TO INSURANCE COMPANIES, POTENTIAL CONFLICTS. The Company's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. Differences in tax treatment or other considerations may cause the interests of various Variable Contract owners participating in the Funds to conflict. The Board will monitor the Funds for any material conflicts and determine what action, if any, should be taken.

     FUND SHARES. While they have not done so at this time, the Funds may issue shares in different classes. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Funds' shares represents an interest in the assets of the Fund issuing the share and have identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the directors of the Company.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     In accordance with Maryland law and the Company's By-laws, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the 1940 Act, or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.

                             DIRECTORS AND OFFICERS

     The Company's Board of Directors supervises the business and management of the Company and the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. The names and addresses of the Directors and officers of the Company are set forth below, together with their principal business affiliations and occupations for the last five years. As indicated below, certain Directors and officers of the Company hold similar positions with the following Funds that are managed by the Adviser: Davis New York Venture Fund, Inc., Davis Series, Inc., Davis International Series, Inc. and Davis Variable Account Fund, Inc. (collectively the "Davis Funds"). As indicated below, certain Directors and officers of the Company may also hold similar positions with the following Funds that are managed by the Adviser: Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust (collectively the "Selected Funds").

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka IL 60093. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly First Deputy City Treasurer, City of Chicago, and Executive Vice President, Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York NY 10048. Director and Chairman of the Company and each of the Davis Funds; Director of the Van Eck Funds; Consultant to the Adviser; Vice Chairman, Head of Equity Research Department; Chairman of the U.S. Investment Policy Committee, and Member of the International Investment Committee of Fiduciary Trust Company International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director, Mid-Atlantic Realty Trust.

JERRY D. GEIST (5/23/34), 931 San Pedro Drive S.E., Albuquerque NM 87108. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, Santa Fe Center Enterprises; President and Chief Executive Officer, Howard Energy International Utilities; Director, CH2M-Hill, Inc.; Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), P.O. Box 128, Glenbrook NV 89413. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits); Director, Intel Corp. (a manufacturer of semi-conductor circuits), Cirrus Logic Corp. (a manufacturer of semi-conductor circuits), Alliance Technology Fund (a mutual fund) and Micro Component Technology, Inc.

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond VA 23218. Director of the Company and each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

LAURENCE W. LEVINE (4/9/31), Walsh & Levine 40 Wall Street, 21st Floor, New York NY 10005. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar, Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina; Director, various private companies.

CHRISTIAN R. SONNE (5/6/30), P.O. Box 777, Tuxedo Park NY 10987. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (a private investment fund) until 1990; formerly Vice President of Goldman Sachs & Company (investment banker).

MARSHA WILLIAMS (3/28/51), 725 Landwehr Road, Northbrook IL 60062. Director of the Company and each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; Chief Administrative Officer of Crate & Barrel; Director, Modine Manufacturing, Inc.; Director, Chicago Bridge & Iron Company, M.V.; former Treasurer, Amoco Corporation.

ANDREW A. DAVIS (6/25/63),* 124 East Marcy Street, Santa Fe NM 87501. Director of each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; President or Vice President of each of the Davis Funds and Selected Funds; Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.

CHRISTOPHER C. DAVIS (7/13/65),* 609 Fifth Avenue, New York NY 10017. Director of each of the Davis Funds and the Selected Funds; Chief Executive Officer, President, or Vice President of each of the Davis Funds and Selected Funds; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; Employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Kings Bay Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President of the Company and each of the Davis Funds and Selected Funds; Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, LLC; former President and Chief Executive Officer of First of Michigan Corporation; former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

SHARRA L. REED (9/25/66), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President, Treasurer and Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Vice President of Venture Advisers, Inc.

THOMAS D. TAYS (3/7/57), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President and Secretary of the Company and each of the Davis Funds and Selected Funds; Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, LLC; former Vice President and Special Counsel of U.S. Global Investors, Inc.

SHELDON R. STEIN (11/29/28), 111 East Wacker Drive, Suite 2800, Chicago IL 60601. Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Member, D'Ancona & Pflaum LLC, the Company's counsel.

ARTHUR DON (9/24/53), 111 East Wacker Drive, Suite 2800, Chicago IL 60601. Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Member, D'Ancona & Pflaum LLC, the Company's counsel.

     * Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis are considered to be "interested persons" of the Company, as defined in the Investment Company Act.

The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services.

                        DIRECTORS' COMPENSATION SCHEDULE

         During the period from July 1, 1999 (inception of operations) through December 31, 1999, the compensation paid to the directors who are not considered to be interested persons of the Company was as follows:

                                AGGREGATE COMPANY                 TOTAL
       NAME                       COMPENSATION            COMPLEX COMPENSATION*
       ----                       ------------            ---------------------
Wesley E. Bass                        $xx                         $xx
Marc P. Blum                           xx                          xx
Jerry D. Geist                         xx                          xx
D. James Guzy                          xx                          xx
G. Bernard Hamilton                    xx                          xx
LeRoy E. Hoffberger**                  xx                          xx
Laurence W. Levine                     xx                          xx
Christian R. Sonne                     xx                          xx
Marsha Williams                        xx                          xx


*Complex Compensation is the aggregate compensation paid, for service as a Director, by all mutual funds with the same investment adviser. There are nine registered investment companies in the complex.
**Mr. Hoffberger retired as a Director as of January 1, 2000, but still serves in a non-voting emeritus status.

                        CERTAIN SHAREHOLDERS OF THE FUNDS

     As of April xx, 2000, officers and Directors owned less than 1% of the outstanding shares of each of the Funds.

     The following table sets forth as of April xx, 2000, the name and holdings of each person known by the Company to be a record owner of more than 5% of the outstanding shares of any the Funds. Other than as indicated below, the Funds are not aware of any shareholder that beneficially owns in excess of 25% of the Funds' total outstanding shares.

                                                             PERCENT OF SHARES
NAME AND ADDRESS                                               OUTSTANDING
----------------                                               -----------

DAVIS VALUE PORTFOLIO                                               XX

DAVIS FINANCIAL PORTFOLIO                                           XX

DAVIS REAL ESTATE PORTFOLIO                                         XX

                          INVESTMENT ADVISORY SERVICES

     Davis Selected Advisers, L.P. (the "Adviser") whose principal office is at 2949 East Elvira Road, Suite 101Tucson, Arizona 85706, serves as the investment adviser of the Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is Senior Research Adviser and Founder of the Adviser and the controlling shareholder of the general partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Funds. Davis Distributors, LLC ("the Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Funds' shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs investment management, research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. The Adviser also acts as investment adviser for Davis New York Venture Fund, Davis Series, Inc., Davis International Series, Inc., (collectively with the Funds, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively the "Selected Funds"). The Distributor also acts as the principal underwriter for the Davis Funds and the Selected Funds.

     ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, each Fund pays the Adviser a fee at the annual rate of 0.75% of average net assets. These fees may be higher than that of most other mutual funds, but are not necessarily higher than those paid by funds with similar objectives.

     The aggregate advisory fees paid by each of the Funds to the Adviser for the period from July 1, 1999 (inception of operations) through December 31, 1999 were:

         Davis Value Portfolio                       $xx
         Davis Financial Portfolio                   $xx
         Davis Real Estate Portfolio                 $xx

     The Adviser has entered into a Sub-Advisory Agreement with its wholly owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"), where DSA-NY performs research and other services on behalf of the Adviser. Under the Agreement, the Adviser pays all of DSA-NY' s direct and indirect costs of operation. All of the fees paid to DSA-NY are paid by the Adviser and not the Funds.

     The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Funds which are discussed above under "Portfolio Transactions."

     In accordance with the provisions of the 1940 Act, the Advisory Agreement and Sub-Advisory Agreement will terminate automatically upon assignment, and are subject to cancellation upon 60 days' written notice by the Company's Board of Directors, the vote of the holders of a majority of the Funds' outstanding shares, or the Adviser. The continuance of the Advisory Agreement and Sub-Advisory Agreement must be approved at least annually by the Funds' Board of Directors or by the vote of holders of a majority of the outstanding shares of the Funds. In addition, any new agreement, or the continuation of the existing agreement, must be approved by a majority of Directors who are not parties to the agreements or interested persons of any such party.

     Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations, transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities laws. Each Fund reimburses the Adviser for providing certain services including accounting and administrative services and shareholder services. Such reimbursements are detailed below for the period from July 31, 1999 (inception of operations) through December 31, 1999:

Davis Value Portfolio
---------------------
Accounting and administrative services:              $xx
Shareholder services:                                $xx

Davis Financial  Portfolio
--------------------------
Accounting and administrative services:              $xx
Shareholder services:                                $xx

Davis Real Estate Portfolio
---------------------------
Accounting and administrative services:              $xx
Shareholder services:                                $xx

     CODE OF ETHICS. The Adviser and the Funds have adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel, other employees, and affiliates with access to information regarding securities transactions of the Funds. Such employees may invest in securities, including securities which may be purchased or held by the Funds. A copy of the Code of Ethics is on public file with, and available from, the Securities and Exchange Commission.

                        ADMINISTRATIVE AND SERVICER FEES

The Davis Selected Advisers or its affiliates may pay a fee to the insurance companies offering the Funds as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The amount of the fee is negotiated with each insurance company. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.

                         DISTRIBUTION OF COMPANY SHARES

     The Company has adopted a plan under Rule 12b-1 ("Distribution Plan") which, in the future, would allow each Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time the Funds are not paying any distribution fees. In the future the Funds may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund's assets on an on-going basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the Distribution Plans each fund may in the future reimburse the Distributor for some of its distribution expenses. The Distribution Plan was approved by the Funds' Board of Directors in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan would be included in the operating expenses of the Fund. The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1, or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plan. The Distribution Plan may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plans are in effect, the Company must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

     Payments under the Distribution Plan are limited to an annual rate of 0.25% of a Fund's average daily net asset value. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling the Funds' Class A shares, servicing its shareholders and maintaining its shareholder accounts, producing sales literature, printing prospectuses for prospective investors, and other marketing purposes. In addition, to the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Company shares within the meaning of Rule 12b-1, the Distribution Plan authorizes the payment of such fees.

     THE DISTRIBUTOR. Davis Distributors, LLC, ("the Distributor"), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706, is a wholly owned subsidiary of the Adviser, and pursuant to a Distributing Agreement acts as principal underwriter of the Funds' shares on a continuing basis. By the terms of the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the Funds' shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

OTHER IMPORTANT SERVICE PROVIDERS

     CUSTODIAN. State Street Bank and Trust Company ("State Street" or "Custodian"), One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian of the Company's assets. The Custodian maintains all of the instruments representing the Company's investments and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits the Company assets in payment of the Funds' expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain fund accounting and transfer agent services.

     AUDITORS. KPMG LLP ("KPMG"), 707 17th Street, Suite 2300, Denver, Colorado 80202, serves as independent auditors for each of the Funds. The auditors consult on financial accounting and reporting matters, and meet with the Audit Committee of the Board of Directors. In addition, KPMG reviews federal and state income tax returns and related forms.

         COUNSEL. D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, serves as counsel to the Company and also serves as counsel for those members of the Board of Directors who are not affiliated with the Adviser.

Section III:  General Information
---------------------------------

DETERMINING THE PRICE OF SHARES

     NET ASSET VALUE. The net asset value per share of each Fund's shares is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total outstanding shares. The net asset value of each Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern time, on each day that the Exchange is open for trading.

     The price per share for purchases or redemptions made directly through State Street Bank and Trust is generally the value next computed after State Street Bank and Trust receives the purchase order or redemption request.

     The Company does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

     VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of one year or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

     To the extent that the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time that their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share price. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank & Trust Company. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.

FEDERAL INCOME TAXES

     Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "). Each Fund has qualified as a regulated investment company and expects to remain qualified as such. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to tax on the amount that is not distributed.

     If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the variable annuity contracts and variable life insurance policies (that is, the assets of the Funds), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a variable annuity contract or variable life insurance policy owner with respect to the increase in the value of the variable annuity contract or variable life insurance policy.
Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity contracts and variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

     Each Fund is managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

     You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state and local tax issues relating to your contract.

PERFORMANCE DATA

     THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE FEES AND EXPENSES WERE REFLECTED, THE RETURNS WOULD BE LOWER. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, the Funds may, from time to time, advertise information regarding their performance. These performance figures are based upon historical results and are not intended to indicate future performance.

CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN

     The cumulative total return and the average annual total return (each is defined below) with respect to each of the Funds for the periods indicated below is as follows:


                                                                                 Cumulative        Average Annual
Davis Value Portfolio                                                          Total Return(1)     Total Return(2)
---------------------                                                          -------------       -------------
Period from July 1, 1999 through December 31, 1999 (life of portfolio).......             xx%                xx%

Davis Financial Portfolio

Period from July 1, 1999 through December 31, 1999 (life of portfolio).......             xx%                xx%

Davis Real Estate Portfolio

Period from July 1, 1999 through December 31, 1999 (life of portfolio).......             xx%                xx%


     1 "Cumulative Total Return" is a measure of a Fund's performance encompassing all elements of return. Total return reflects the change in share price over a given period and assumes all distributions are taken in additional Fund shares. Total return is determined by assuming a hypothetical investment at the beginning of the period, deducting a maximum front-end or applicable contingent deferred sales charge, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period and subtracting the amount of the original investment, and by dividing the original investment. This calculated amount is then expressed as a percentage by multiplying by 100. Periods of less than one year are not annualized.

     2 "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Funds' portfolio. Average annual total return is calculated separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n = ERV

                  Where:            P = hypothetical initial payment of $1,000.

                                    T = average annual total return.

                                    n = number of years.

                                    ERV     = ending redeemable value at the end
                                            of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

30 DAY SEC YIELD

         The 30-Day SEC Yield (defined below) of Davis Real Estate Portfolio for the period ended December 31, 1999, was xx%

         "30-Day SEC Yield" is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each class. 30-Day SEC Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds' shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  30-Day SEC Yield = 2 [(a - b + 1) 6 - 1]
                                        ------
                                          cd

Where:            a =  dividends and interest earned during the period.

                  b =  expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

     Davis Real Estate Portfolio's 30-Day SEC Yield will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

OTHER FUND STATISTICS

     In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally-recognized independent ranking services and publications. Any given performance comparison should not be considered representative of the Funds' performance for any future period.

     In advertising and sales literature the Funds may publish various statistics describing its investment portfolio, such as the Funds' average Price to Book and Price to Earnings ratios, beta, alpha, R-squared, standard deviation, etc.

     The Funds' Annual Report and Semi-Annual Report contain additional performance information and will be made available upon request and without charge by calling your Insurance Company or Account Representative.

                                    FORM N-1A

                        DAVIS VARIABLE ACCOUNT FUND, INC.

         POST-EFFECTIVE AMENDMENT NO. 1 UNDER THE SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT NO. 333-76407

                                       AND

           POST-EFFECTIVE AMENDMENT NO. 1 UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940
                            REGISTRATION NO. 811-9293

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits:

           (a) Articles of Incorporation. Articles of Incorporation. Incorporated by reference to Exhibit (a) filed on Edgar 04.16.99.

           (b) By-laws. Incorporated by reference to Exhibit (b) filed on Edgar 04.16.99.

           (c) Instruments Defining Rights of Security Holders. Not applicable.

           (d)(1) Investment Advisory Contracts. Incorporated by reference to Exhibit (d)(1), filed on Edgar 04.16.99.

           (d)(2) Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. Incorporated by reference to Exhibit (d)(2) filed on Edgar 04.16.99.

           (e) Underwriting Contracts. Distributor's Agreement. Incorporated by reference to Exhibit (a) filed on Edgar 04.16.99.

           (f)     Bonus or Profit Sharing Contracts. Not applicable.

           (g) Custodian Agreement. Incorporated by reference to Exhibit (g) Filed on Edgar 06.29.99.

           (h)(1) Other Material Contracts. Transfer Agency and Service Agreement Incorporated by reference to Exhibit (h)(1) filed on Edgar 06.29.99.

           (h)(2) Form of Participation Agreement. Incorporated by reference to Exhibit (h)(2) filed on Edgar 04.16.99.

           *(i) Legal Opinion. Opinion and Consent of Counsel, (D'Ancona & Pflaum).

           *(j)    Other Opinions. Consent of Independent Accountants, KPMG,
                   LLP..

           (k)     Omitted Financial Statements. Not applicable.

           (l)     Initial Capital Agreements. Not applicable.

           (m) Rule 12b-1 Plan. Incorporated by reference to Exhibit (m) filed on Edgar 06.29.99.

           (n)     Financial Data Schedule. Not applicable.

           (o)     Rule 18f-3 Plan. Not applicable

           **(p)   Code of Ethics. Code of Ethics

           (q) Other Exhibits. Powers of Attorney of the Registrant, Officers and Board of Directors appointing Sheldon Stein and Arthur Don as attorneys-in-fact. Incorporated by reference to Exhibit (p) filed on Edgar 06.29.99.

           *to be filed by amendment prior to being declared effective.

           **Filed Herein.

Item 24. Persons Controlled by or Under Common Control With Registrant

     Davis Distributors, LLC (the Fund's principal underwriter) and Davis Selected Advisers-NY, Inc. (the Fund's sub-adviser) are wholly owned subsidiaries of Davis Selected Advisers, L.P, (the Fund's Investment Adviser).

Item 25. Indemnification

     Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

     In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

     In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 26. Business and Other Connections of Investment Adviser

     Davis Selected Advisers, L.P. ("DSA") and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Davis Distributors LLC, a wholly owned subsidiary of DSA, is a registered broker-dealer. Davis Selected Advisers - NY, Inc., another wholly owned subsidiary, provides investment management services to various registered and unregistered investment companies, pension plans, institutions and individuals.

     Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

SHELBY M.C. DAVIS (3/20/37), 4135 North Steers Head Road, Jackson Hole WY 83001. Senior Research Advisor and Founder of Davis Selected Advisers, L.P. and the Davis Funds.

ANDREW A. DAVIS (6/25/63), 124 East Marcy Street, Santa Fe NM 87501. Director and either a President of Vice President of each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.;

CHRISTOPHER C. DAVIS (7/13/65), 609 Fifth Avenue, New York NY 10017. Director and President, Vice President or Chief Executive Officer of each of the Davis Funds and the Selected Funds; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; Employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Kings Bay Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 2949 East Elvira Road, Suite 101, Tucson AZ 85706. Vice President of each of the Davis Funds and Selected Funds; Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors LLC;

GARY TYC (05/27/56), 2949 East Elvira Road, Suite 101, Tucson AZ 85706. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Venture Advisers, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Selected Advisers - NY, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Distributors LLC; former Vice President of Oppenheimer Management Corporation.

THOMAS D. TAYS(03/07/57), 2949 East Elvira Road, Suite 101, Tucson AZ 85706. Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors LLC.

Item 27. Principal Underwriter

     (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Tucson AZ 85706, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Series, Inc., Davis International Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

     (b) Management of the Principal Underwriters:

NAME AND PRINCIPAL          POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES
BUSINESS ADDRESS            UNDERWRITER                    WITH REGISTRANT
----------------            -----------                    ---------------

Kenneth C. Eich             President                      Vice President
2949 East Elvira Road
Suite 101
Tucson AZ  85706

Gary P. Tyc                 Vice President, Treasurer  and None
2949 East Elvira Road       Assistant Secretary
Suite 101
Tucson AZ  85706

Thomas D. Tays              Vice President and Secretary   Vice President and
2949 East Elvira Road                                      Secretary
Suite 101
Tucson AZ  85706


     (c) Not applicable.

Item 28. Location of Accounts and Records

     Accounts and records are maintained at the offices of Davis Selected Advisers-NY, Inc., 124 East Marcy Street, Santa Fe, New Mexico 87501, after April 1, 2000 they will be maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                        DAVIS VARIABLE ACCOUNT FUND, INC.

SIGNATURES
----------

     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 25th day of February, 2000.

                                            DAVIS VARIABLE ACCOUNT FUND, INC.

                                             *By: /s/ Sheldon Stein
                                                  -----------------------------
                                                      Sheldon Stein
                                                      Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

    Signature                       Title                            Date
    ---------                       -----                            ----

Shelby M.C. Davis*     President, Chief Executive Officer      February 25, 2000
------------------
Shelby M.C. Davis

Sharra L. Reed*        Principal Financial Officer
---------------        and Treasurer                           February 25, 2000
Sharra L. Reed


                                             *By: /s/ Sheldon Stein
                                                  -----------------------------
                                                      Sheldon Stein
                                                      Attorney-in-Fact

*Sheldon Stein signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit (p) filed on Edgar 06/29/99.

                                             /s/ Sheldon Stein
                                             ----------------------------------
                                             Sheldon Stein
                                             Attorney-in-Fact

                        DAVIS VARIABLE ACCOUNT FUND, INC.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on February 25, 2000 by the following persons in the capacities indicated.

           Signature                                              Title
           ---------                                              -----

Wesley E. Bass. Jr.*                                            Director
----------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                                Director
----------------------------
Jeremy H. Biggs

Marc P. Blum*                                                   Director
----------------------------
Marc P. Blum

Andrew A. Davis*                                                Director
----------------------------
Andrew A. Davis

Christopher C. Davis*                                           Director
----------------------------
Christopher C. Davis

Jerry D. Geist*                                                 Director
----------------------------
Jerry D. Geist

D. James Guzy*                                                  Director
----------------------------
D. James Guzy

G. Bernard Hamilton*                                            Director
----------------------------
G. Bernard Hamilton

Laurence W. Levine*                                             Director
----------------------------
Laurence W. Levine

Christian R. Sonne*                                             Director
----------------------------
Christian R. Sonne

Marsha Williams*                                                Director
----------------------------
Marsha Williams

*Sheldon Stein signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (p) filed on Edgar 06/29/99

                                    /s/Sheldon Stein
                                    -------------------------------
                                       Sheldon Stein
                                       Attorney-in-Fact

                                  EXHIBIT LIST

           (p)    Code of Ethics. Code of Ethics



                                       7